Financial liabilities - Disclosure of financial liabilities breakdown (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 69,069	€ 39,697	€ 16,241
Current financial liabilities	44,935	37,348	33,555
Total financial liabilities	114,004	77,045	49,797
Borrowings
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	29,056	2,563	9,127
Current financial liabilities	22,195	1,655	10,077
Kreos 1 & 2 bond loans
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	0	4,730
Current financial liabilities	0	0	8,252
Kreos & Claret bond loans
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	26,373	0	0
Current financial liabilities	20,028	0	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	1,431	160	839
Current financial liabilities	932	379	545
PGE
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	1,252	2,402	3,558
Current financial liabilities	1,235	1,276	1,280
Convertible loan notes
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	23,370	21,643	0
Current financial liabilities	21,574	29,605	19,957
Kreos / Claret convertible notes (OCABSA)
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	23,370	21,643	0
Oceane
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	0	0	19,957
Heights convertible notes
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	21,574	29,605	0
Derivative instruments
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	3,620	0	566
Current financial liabilities	1,166	2,579	0
Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	0	424
Oceane conversion option
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	0	142
Kreos & Claret minimum return indemnifications
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	3,620	0	0
Kreos / Claret BSA
Disclosure of detailed information about borrowings [line items]
Current financial liabilities	1,166	2,579
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	13,023	15,491	6,549
Current financial liabilities	0	3,509	3,521
Conditional advances Bpifrance
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	0	3,262	3,262
Current financial liabilities	0	3,509	3,521
Royalty certificates
Disclosure of detailed information about borrowings [line items]
Non-current financial liabilities	€ 13,023	€ 12,229	€ 3,287